SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details) - Employee [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2021 | shares	3,099,144
Options outstanding, Weighted average remaining contractual life (years)	4 years 6 months
Options outstanding, Weighted average exercise price	$ 7.8
Options exercisable as of December 31, 2021 | shares	434,769
Options exercisable, Weighted average exercise price of exercisable options	$ 6.4
$3.51-5.07 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, lower limit	3.51
Exercise Price, upper limit	$ 5.07
Options outstanding as of December 31, 2021 | shares	137,893
Options outstanding, Weighted average remaining contractual life (years)	8 months 12 days
Options outstanding, Weighted average exercise price	$ 3.8
Options exercisable as of December 31, 2021 | shares	137,893
Options exercisable, Weighted average exercise price of exercisable options	$ 3.8
$6.22-8.52 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, lower limit	6.22
Exercise Price, upper limit	$ 8.52
Options outstanding as of December 31, 2021 | shares	2,161,251
Options outstanding, Weighted average remaining contractual life (years)	4 years 6 months
Options outstanding, Weighted average exercise price	$ 6.7
Options exercisable as of December 31, 2021 | shares	296,876
Options exercisable, Weighted average exercise price of exercisable options	$ 7.6
$9.92-11.92 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, lower limit	9.92
Exercise Price, upper limit	$ 11.92
Options outstanding as of December 31, 2021 | shares	800,000
Options outstanding, Weighted average remaining contractual life (years)	5 years 3 months 18 days
Options outstanding, Weighted average exercise price	$ 11.5
Options exercisable as of December 31, 2021 | shares
Options exercisable, Weighted average exercise price of exercisable options